Balance Sheet Components	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components	Balance Sheet Components
Cash and cash equivalents consisted of the following (in thousands):

	December 31,
	2021	2020
Cash	$17,065	$44,978
Cash equivalents	152,974	65,741
Total cash and cash equivalents	$170,039	$110,719
The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the balance sheets to the total of such amounts shown on the statements of cash flows.

	December 31,
	2021	2020
Cash and cash equivalents	$170,039	$110,719
Restricted cash, current portion	12,105	8,397
Restricted cash, net of current portion	460	4,581
Total restricted cash	12,565	12,978
Total cash and cash equivalents, and restricted cash	$182,604	$123,697
Inventories consisted of the following (in thousands):

	December 31,
	2021	2020
Raw materials	$65,225	$31,148
Work in progress	25,062	8,042
Finished goods	18,269	47,756
Service parts	6,000	5,384
Total inventories	$114,556	$92,330
The Company recorded a write-down of excess or obsolete inventories to cost of goods sold of $1.9 million, $3.0 million and $4.9 million in the years ended December 31, 2021, 2020 and 2019, respectively.
Property, plant, and equipment, net, consisted of the following (in thousands):

	December 31,
	2021	2020
Computer hardware	$5,195	$4,708
Computer software	9,561	8,849
Internally used vehicles and charging systems	16,459	19,136
Leased vehicles and batteries	6,863	7,081
Leasehold improvements	10,516	10,234
Machinery and equipment	28,302	26,026
Office furniture and equipment	1,861	1,854
Tooling	21,726	21,727
Finance lease right-of-use assets	179	179
Construction in progress	20,243	1,830
	120,905	101,624
Less: Accumulated depreciation and amortization	(58,659)	(48,037)
Total	$62,246	$53,587
Construction in progress was comprised of various assets that are not available for their intended use as of the balance sheet date.
Depreciation and amortization expense were $15.7 million, $15.5 million and $12.6 million for the years ended December 31, 2021, 2020 and 2019, respectively.
Accrued liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Accrued payroll and related expenses	$8,069	$6,695
Accrued sales and use tax	885	975
Warranty reserve	8,116	6,121
Financing obligation	—	3,056
Accrued audit and accounting related expenses	783	428
Accrued charger installation costs	579	769
Other accrued expenses	2,202	1,692
Total	$20,634	$19,736
In July 2016, we entered into a bus sale and lease transaction for ten Catalyst buses. These buses are leased to other parties for five years by the customer. At the end of the lease term, the fourth quarter of 2021, we had an obligation to repurchase the buses back from the customer. We received $6.0 million from the customer directly upon delivery in 2016. Under U.S. GAAP, this sales transaction is considered as a borrowing and the lease transaction was considered as an operating lease. The financing obligation was $3.1 million as of December 31, 2020, and paid off in the fourth quarter of 2021.
Other long-term liabilities consisted of the following (in thousands):

	December 31,
	2021	2020
Warranty reserve	$15,158	$12,461
Finance lease liabilities, non-current	87	117
Total	$15,245	$12,578